SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended											12 Months Ended		1 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Stock Option Plans [Member]	Dec. 31, 2012 Stock Option Plans [Member]	Dec. 31, 2011 Stock Option Plans [Member]	Dec. 31, 2013 Stock Option Plans [Member] Minimum [Member]	Dec. 31, 2013 Stock Option Plans [Member] Maximum [Member]	Dec. 31, 2013 RSU [Member]	Dec. 31, 2011 2010 Employee Share Purchase Plan [Member]	Dec. 31, 2013 2010 Employee Share Purchase Plan [Member]	Dec. 31, 2013 February 2010 Addendum [Member]	Dec. 31, 2013 February 2010 Addendum [Member] Stock Option Plans [Member]	Apr. 30, 2013 Treasury Stock [Member]	Dec. 31, 2013 Treasury Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares, authorized amount														$ 40,000
Number of shares repurchased															536,557
Amount of shares repurchased	7,902														7,902
Contractual term							5 years 2 months 12 days	6 years
Vesting period				4 years					4 years
Shares authorized											2,000,000
Ordinary shares reserved for future issuance				24,259,912									1,000,000
Shares available for future grant				944,274							1,744,440		763,306
ESPP, purchase price as a percentage of market price										90.00%
Employee share option plan, optioon purchase price as a percentage of market price												90.00%
Maximum employee contribution as a percentage of net income										10.00%
Shares purchased by employees										136,658
Shares purchased, price per share										$ 7.38
In-the-money options outstanding				6,400,411
Outstanding out of the money options				673,100
Out of the money options outstanding, intrinsic value
In-the-money options exercisable				3,375,344
Out of the money options exerciable				198,000
Out of the money options exercisable, intrinsic value
Share-based compensation expense	5,374	5,383	5,458
Weighted-average grant-date fair value of options granted				$ 5.02	$ 6.16	$ 5.66
Total unrecognized compensation costs				9,629					1,511
Unrecognized compensation costs, period of recognition				1 year 7 months 21 days					1 year 7 months 10 days
Total fair value of vested options				$ 11,504
Weighted average fair value at grant date of non-vested shares									$ 14.48